Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Amortizable asset carrying Amount	$ 7,563	$ 2,836	$ 2,836
Amortizable asset accumulated Amortization	4,233	1,324	1,198
Below market lease carrying amount	220	220	220
Below market lease accumulated amortization	220	211	206
In place leases
Amortizable asset carrying Amount	7,515	2,788	2,788
Amortizable asset accumulated Amortization	4,206	1,300	1,175
Above Market leases
Amortizable asset carrying Amount	48	48	48
Amortizable asset accumulated Amortization	27	24	23
Below market leases
Below market lease carrying amount	220	220	220
Below market lease accumulated amortization	$ 220	$ 211	$ 206